Financial assets	12 Months Ended
Dec. 31, 2019
Financial assets.
Financial assets

7. Financial assets

		Date of		Average yield in	December 31
Type	Name	investment	Maturity	relation to CDI (%)	2019	2018
Domestic currency
Fund	Retail Renda Fixa Crédito Privado Fundo de Investimento	02/22/2018	Indefinite	107.12%	774,257	396,389
Fund	Moving Tech Renda Fixa	12/27/2019	09/01/2022	96.93%	100,136	—
Fund	Options	11/29/2019	12/04/2020	103.75%	16,901	—
Fund	Fixed income	02/26/2019	05/24/2021	103.75%	8,365	16,088
Other	Other investments	—	—	SELIC 100%	669	897
Total domestic currency					900,328	413,374
Foreign currency
Other	Time Deposit	12/12/2019	02/10/2020	—	4,034	—
Total foreign currency					4,034	—
Total (*)					904,362	413,374
	Current assets				902,289	413,374
	Non-current assets				2,073	—

(*)   The amounts presented include R$9,007  (R$364 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

Management’s policy is to substantially use these funds for punctual payments, such as acquisition of companies and payment of interest on own capital, not using funds invested in this account to cover operating cash flow needs.

The exposure of the Company and its subsidiaries to risk and the sensitivity analysis are disclosed in Note 26.8.